Commitments and Contingent Liabilities (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2009
Loss Contingencies [Line Items]
Commitment period	8 years
Estimated contract termination fees	$ 729,000
Provision for loss on contract	0
Supply Commitment [Member] | Federal Home Loan Bank of Pittsburgh [Member]
Loss Contingencies [Line Items]
Commitment to fund and sell qualifying residential mortgage	10,000,000
Remaining commitment amount	$ 8,736,000
First Contract Year [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated		100.00%
Second Contract Year [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated		90.00%
Third Contract Year [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated		80.00%
Fourth Contract Year [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated		70.00%
Contract Years Five Through Eight [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated		60.00%